Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits
Deposits
	December 31,	December 31,
	2025	2024

Aircraft	$205,846	$215,775
Building	43,309	43,309
Prepaid expenses	-	2,401
	249,155	261,485